Loans and financing	12 Months Ended
Dec. 31, 2022
Loans and financing.
Loans and financing

16.        Loans and financing

On May 19, 2022, the company issued through its subsidiary Vitru Brasil, two series of debentures, the first series containing 500 bonds maturing between November 2023 and May 2024, and the second series containing 1,450 bonds maturing between May 2025 and May 2027. The nominal value of each bond of both series is R$1,000.00. With costs of transaction in the amount of R$44,149, the debentures are not convertible into shares.

a)          Breakdown

			December 31,	December 31,
Type	Interest rate	Maturity	2022	2021
Debentures	CDI +2.9% and CDI +3.2% p.a	Nov/23 to May/27	1,620,216	—

Current			131,158	—
Non-current			1,489,088	—

b)          Variation

Loans and
financing
As of December 31, 2021	—
Proceeds from issuance of debentures	1,950,000
Costs related to issuance of debentures	(44,149)
Business combinations	—
Accrued interest	165,881
Payment of interest	(155,254)
Payment of principal	(296,262)
As of December 31, 2022	1,620,216